REVOLVING CREDIT FACILITIES (Details) - Schedule of Line of Credit Facilities - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Loan #1 [Member]
Line of Credit Facility [Line Items]
Loan		$ 125,159	$ 0
Business Loan #2 [Member]
Line of Credit Facility [Line Items]
Loan		235,712	0
Loan	$ 0	$ 360,871	$ 0